Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net income		¥ 84,471	¥ 577,608	¥ 362,440
Net cash provided by (used in) operating activities		661,019	(161,076)	1,209,127
Cash flows from investing activities:
Proceeds from sales of Equity securities	[1]	3,973,437
Net change in loans		(3,852,757)	(1,971,210)	(5,606,627)
Purchases of premises and equipment		(157,714)	(292,201)	(430,913)
Net cash used in investing activities		(6,773,772)	(3,624,755)	(2,112,331)
Cash flows from financing activities:
Net change in short-term borrowings		270,560	257,774	(589,512)
Proceeds from issuance of long-term debt		1,659,412	1,956,007	4,496,041
Proceeds from issuance of common stock		3	3	6
Purchases of treasury stock		(2,124)	(1,611)	(1,435)
Dividends paid		(190,413)	(190,382)	(190,031)
Net cash provided by financing activities		3,408,385	4,652,627	11,869,753
Effect of exchange rate changes on cash and cash equivalents		206,186	(282,846)	(29,583)
Net increase (decrease) in cash and cash equivalents		(2,498,182)	583,950	10,936,966
Cash and cash equivalents at beginning of fiscal year		48,170,921	47,586,971	36,650,005
Cash and cash equivalents at end of fiscal year		45,672,739	48,170,921	47,586,971
Parent Company
Cash flows from operating activities:
Net income		84,471	577,608	362,440
Adjustments and other		197,193	(302,109)	(40,595)
Net cash provided by (used in) operating activities		281,664	275,499	321,845
Cash flows from investing activities:
Proceeds from sales of Equity securities		139,719
Net change in loans		(1,075,059)	(1,344,323)	(2,022,860)
Purchases of premises and equipment		(11,640)	(6,649)	(40,362)
Payments for purchases of securities of subsidiaries				(65,269)
Proceeds from withdrawal of securities of subsidiaries				13,359
Net change in other investing activities		(1,310)	(4,114)	(5,336)
Net cash used in investing activities		(948,290)	(1,355,086)	(2,120,468)
Cash flows from financing activities:
Net change in short-term borrowings		(140,000)	(70,000)	(30,000)
Proceeds from issuance of long-term debt		1,075,059	1,344,323	2,022,860
Proceeds from issuance of common stock		3	3	6
Purchases of treasury stock		(2,124)	(1,611)	(1,435)
Dividends paid		(190,413)	(190,382)	(190,031)
Net change in other financing activities		437	555	971
Net cash provided by financing activities		742,962	1,082,888	1,802,371
Effect of exchange rate changes on cash and cash equivalents		540
Net increase (decrease) in cash and cash equivalents		76,876	3,301	3,748
Cash and cash equivalents at beginning of fiscal year		23,491	20,190	16,442
Cash and cash equivalents at end of fiscal year		¥ 100,367	¥ 23,491	¥ 20,190

[1]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments for the fiscal year ended March 31 2019, the amounts of which are not significant.